Investment Objectives and Goals	Aug. 23, 2024
Calamos S&P 500 Structured Alt Protection ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — October (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from October 1, 2024 through September 30, 2025.

Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — November (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from November 1, 2024 through October 31, 2025.

Calamos S&P 500 Structured Alt Protection ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — December (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from December 1, 2024 through November 30, 2025.

Calamos S&P 500 Structured Alt Protection ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — January (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from January 1, 2025 through December 31, 2025.

Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — February (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from February 1, 2025 through January 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — March (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from March 1, 2025 through February 28, 2026.

Calamos S&P 500 Structured Alt Protection ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — April (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from April 1, 2025 through March 31, 2026.

Calamos S&P 500 Structured Alt Protection ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Calamos S&P 500® Structured Alt Protection ETFTM — June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

Calamos S&P 500 Structured Alt Protection ETF — June (the "Fund") seeks to provide investment results that, before taking fees and expenses into account, match the positive price return of the SPDR® S&P 500® ETF Trust ("Underlying ETF") up to a cap of [To Come]% (the "Cap"), while protecting against 100% of negative price return of the Underlying ETF (before fees and expenses), for the period from June 1, 2025 through May 31, 2026.